Schedule of Investments (unaudited) October 31, 2023	BlackRock MuniVest Fund II, Inc. (MVT) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Bonds

Alabama — 5.6%
Black Belt Energy Gas District, RB(a)
Series C-1, 5.25%, 02/01/53	$7,145	$7,153,452
Series F, 5.50%, 11/01/53	405	409,448
County of Jefferson Alabama Sewer Revenue, Refunding RB
Series A, Senior Lien, (AGM), 5.00%, 10/01/44	805	793,129
Series D, Sub Lien, 6.00%, 10/01/42	3,575	3,650,681
Southeast Energy Authority A Cooperative District, RB, Series A-1, 5.50%, 01/01/53(a)	685	691,434

		12,698,144

Arizona — 2.2%
City of Phoenix Civic Improvement Corp., RB, 5.25%, 07/01/47(b)	760	788,756
Glendale Industrial Development Authority, RB, 5.00%, 05/15/56	450	335,138
Industrial Development Authority of the City of Phoenix Arizona, RB, Series A, 5.00%, 07/01/46(c)	1,685	1,432,010
Maricopa County Industrial Development Authority, RB, Series A, 4.00%, 01/01/44	2,825	2,429,771

		4,985,675

Arkansas — 1.1%
Arkansas Development Finance Authority, RB
AMT, 5.70%, 05/01/53	435	394,948
AMT, 4.75%, 09/01/49(c)	2,305	2,115,796

		2,510,744

California — 4.2%
California Educational Facilities Authority, RB, Series U-7, 5.00%, 06/01/46	920	954,660
California Municipal Finance Authority, ARB, AMT, Senior Lien, 4.00%, 12/31/47	1,475	1,181,959
California Municipal Finance Authority, RB, S/F Housing
Series A, 5.25%, 08/15/39	145	141,600
Series A, 5.25%, 08/15/49	370	360,414
California Pollution Control Financing Authority, RB, AMT, 5.00%, 11/21/45(c)	1,495	1,411,757
City of Los Angeles Department of Airports, ARB, Series A, AMT, 4.00%, 05/15/42	1,345	1,158,640
City of Los Angeles Department of Airports, Refunding ARB
AMT, Subordinate, 5.00%, 05/15/46	1,155	1,131,768
Series D, AMT, Subordinate, 4.00%, 05/15/51	635	510,064
San Marcos Unified School District, GO, CAB, Series B, Election 2010, 0.00%, 08/01/42(d)	2,000	769,321
Val Verde Unified School District, GO, Series G, Election 2012, (AGM), 4.00%, 08/01/48	2,340	2,006,663

		9,626,846

Colorado — 0.8%
City & County of Denver Colorado Airport System Revenue, Refunding ARB, Series D, AMT, 5.75%, 11/15/45	425	442,684
Colorado Health Facilities Authority, RB
5.50%, 11/01/47	175	175,217
5.25%, 11/01/52	360	342,743

Security	Par (000)	Value

Colorado (continued)
Colorado Health Facilities Authority, Refunding RB
Series A, 5.00%, 08/01/44	$450	$428,307
Series A, 4.00%, 11/15/50	540	430,237

		1,819,188

Delaware — 1.2%
Delaware River & Bay Authority, Refunding RB, 4.00%, 01/01/44	1,500	1,320,080
Delaware State Health Facilities Authority, Refunding RB, 4.00%, 10/01/49	1,770	1,467,703

		2,787,783

District of Columbia — 8.5%
District of Columbia, Refunding RB, 5.00%, 10/01/48	2,315	2,192,069
Metropolitan Washington Airports Authority Aviation
Revenue, Refunding ARB
Series A, AMT, 4.00%, 10/01/39	380	325,627
Series A, AMT, 5.25%, 10/01/48	2,355	2,318,378
Metropolitan Washington Airports Authority Dulles Toll
Road Revenue, Refunding RB
Series B, 2nd Senior Lien, (AGC), 0.00%, 10/01/33(d)	6,590	4,175,766
Series B, 2nd Senior Lien, (AGC), 0.00%, 10/01/34(d)	4,830	2,892,328
Series B, 2nd Senior Lien, (AGC), 0.00%, 10/01/35(d)	6,515	3,661,613
Series B, Subordinate, 4.00%, 10/01/49	1,790	1,402,683
Washington Metropolitan Area Transit Authority Dedicated Revenue, RB
5.00%, 07/15/45	980	992,148
Series A, 4.00%, 07/15/46	1,205	1,024,939
Series A, 4.13%, 07/15/47	575	494,083

		19,479,634

Florida — 7.3%
Broward County Florida Water & Sewer Utility Revenue, RB, Series A, 4.00%, 10/01/45	210	181,399
Celebration Pointe Community Development District No. 1, SAB
5.00%, 05/01/32	415	399,337
5.00%, 05/01/48	1,120	966,005
City of Fort Lauderdale Florida Water & Sewer Revenue, RB, 5.50%, 09/01/48	1,280	1,359,043
County of Lee Florida Airport Revenue, ARB, Series B, AMT, 5.00%, 10/01/46	995	950,602
County of Miami-Dade Seaport Department, Refunding RB, Series A, AMT, 5.25%, 10/01/52	480	458,225
County of Pasco Florida, RB
(AGM), 5.00%, 09/01/48	2,380	2,369,581
(AGM), 5.75%, 09/01/54	425	445,983
Florida Development Finance Corp., RB, Series A, 5.00%, 06/15/56	105	91,603
Lakewood Ranch Stewardship District, SAB, 6.30%, 05/01/54	212	206,841
Orange County Housing Finance Authority, RB, S/F Housing, 5.00%, 10/01/53	1,495	1,404,781
Palm Beach County Health Facilities Authority, RB, 5.00%, 11/15/45	3,150	2,817,893
Tampa-Hillsborough County Expressway Authority, RB, 5.00%, 07/01/47	5,000	4,893,791

		16,545,084

1

Schedule of Investments (unaudited) (continued) October 31, 2023	BlackRock MuniVest Fund II, Inc. (MVT) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Georgia — 5.1%
Cobb County Kennestone Hospital Authority, RB, 4.00%, 04/01/52	$1,145	$916,825
Development Authority for Fulton County, Refunding RB, 4.00%, 03/15/44	1,500	1,237,012
Gainesville & Hall County Hospital Authority, RB, Series A, 4.00%, 02/15/51	530	428,183
Main Street Natural Gas, Inc., RB
Series A, 5.00%, 05/15/38	295	281,083
Series A, 5.00%, 05/15/49	985	916,947
Series A, 5.00%, 06/01/53(a)	2,185	2,148,233
Main Street Natural Gas, Inc., Refunding RB, Series E-1, 5.00%, 12/01/53(a)	4,325	4,291,794
Municipal Electric Authority of Georgia, RB, 4.00%, 01/01/49	1,560	1,295,063

		11,515,140

Illinois — 10.3%
Chicago Board of Education, GO
Series A, 5.00%, 12/01/42	540	482,654
Series C, 5.25%, 12/01/35	1,465	1,428,262
Series D, 5.00%, 12/01/46	1,915	1,692,071
Series H, 5.00%, 12/01/36	450	424,368
Chicago Board of Education, Refunding GO
Series C, 5.00%, 12/01/25	815	818,048
Series F, 5.00%, 12/01/24	615	616,216
Series G, 5.00%, 12/01/34	450	437,592
Chicago O’Hare International Airport, Refunding ARB, Series B, Senior Lien, 5.00%, 01/01/53	1,435	1,403,960
Chicago Transit Authority Sales Tax Receipts Fund, RB, 2nd Lien, 5.00%, 12/01/46	615	578,344
City of Chicago Illinois Wastewater Transmission Revenue, RB, Series A, 2nd Lien, 5.00%, 01/01/47	2,500	2,428,848
Cook County Community College District No. 508, GO, 5.50%, 12/01/38	805	785,512
Illinois Finance Authority, RB, Series A, 5.00%, 02/15/50	130	107,672
Illinois Finance Authority, Refunding RB, Series C, 4.00%, 02/15/41	2,940	2,547,986
Illinois State Toll Highway Authority, RB, Series A, 4.00%, 01/01/46	4,400	3,669,204
Metropolitan Pier & Exposition Authority, RB, 5.00%, 06/15/57	870	794,787
Metropolitan Pier & Exposition Authority, Refunding RB, Series B, (AGM), 0.00%, 06/15/44(d)	5,175	1,680,062
State of Illinois, GO
5.00%, 02/01/39	1,540	1,506,639
Series B, 5.25%, 05/01/43	500	492,776
University of Illinois, RB, Series A, 5.00%, 04/01/44	985	986,229
Village of Hodgkins Illinois, RB, AMT, 6.00%, 11/01/23	540	540,000

		23,421,230

Indiana — 1.2%
City of Valparaiso Indiana, RB
AMT, 6.75%, 01/01/34	790	791,845
AMT, 7.00%, 01/01/44	1,905	1,909,126

		2,700,971

Security	Par (000)	Value

Kansas — 0.1%
Ellis County Unified School District No. 489 Hays, Refunding GO, Series B, (AGM), 4.00%, 09/01/52	$260	$210,610

Kentucky — 1.0%
Kentucky Economic Development Finance Authority, Refunding RB, Series A, 5.00%, 08/01/44	1,010	954,727
Kentucky Public Transportation Infrastructure Authority, RB, CAB, Convertible, 6.75%, 07/01/43(e)	1,200	1,314,546

		2,269,273

Louisiana — 0.7%
Lafayette Parish School Board Sale Tax Revenue, RB, 4.00%, 04/01/53	370	308,721
Louisiana Public Facilities Authority, Refunding RB, Class A, 4.00%, 12/15/27(f)	60	60,855
New Orleans Aviation Board, ARB, Series B, AMT, 5.00%, 01/01/48	915	830,714
Tobacco Settlement Financing Corp. Refunding RB, Series A, 5.25%, 05/15/35	410	410,170

		1,610,460

Maryland — 0.2%
Maryland Health & Higher Educational Facilities Authority, RB, Series B, 4.00%, 04/15/50	595	476,237

Massachusetts — 2.3%
Commonwealth of Massachusetts, GO
Series C, 5.00%, 10/01/47	1,285	1,304,612
Series C, 5.00%, 10/01/52	1,335	1,352,171
Massachusetts Development Finance Agency, RB, Series A, 5.00%, 01/01/47	1,150	1,039,509
Massachusetts Development Finance Agency, Refunding RB(c)
4.00%, 10/01/32	215	184,764
4.13%, 10/01/42	470	351,850
Massachusetts Port Authority, ARB, Series E, AMT, 5.00%, 07/01/46	1,110	1,075,246

		5,308,152

Michigan — 6.8%
City of Lansing Michigan, Refunding GO, Series B, (AGM), 5.00%, 06/01/48	1,550	1,541,163
Great Lakes Water Authority Sewage Disposal System Revenue, RB
Series B, 2nd Lien, 5.25%, 07/01/47	545	545,531
Series B, 2nd Lien, 5.50%, 07/01/52	1,290	1,319,050
Series A, Senior Lien, 5.25%, 07/01/52	1,290	1,294,364
Great Lakes Water Authority Water Supply System Revenue, RB
Series A, Senior Lien, 5.25%, 07/01/52	1,290	1,294,364
Series B, Senior Lien, 5.50%, 07/01/52	1,290	1,317,764
Lansing Board of Water & Light, Refunding RB, Series A, 5.00%, 07/01/44	715	722,665
Michigan Finance Authority, RB
4.00%, 02/15/47	395	323,605
4.00%, 02/15/50	2,235	1,806,364
4.00%, 02/15/44	810	674,038
Michigan Finance Authority, Refunding RB, Series A, 4.00%, 12/01/49	1,480	1,179,843

S C H E D U L E O F I N V E S T M E N T S	2

Schedule of Investments (unaudited) (continued) October 31, 2023	BlackRock MuniVest Fund II, Inc. (MVT) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Michigan (continued)
Michigan State Housing Development Authority, RB, M/F Housing, Series A, 5.00%, 10/01/48	$2,555	$2,422,940
Michigan Strategic Fund, RB, AMT, 5.00%, 12/31/43	1,070	994,870

		15,436,561

Minnesota — 1.6%
Duluth Economic Development Authority, Refunding RB
Series A, 4.25%, 02/15/48	1,995	1,661,480
Series A, 5.25%, 02/15/53	565	543,919
Series A, 5.25%, 02/15/58	1,480	1,417,707

		3,623,106

Missouri — 2.6%
Health & Educational Facilities Authority of the State of Missouri, Refunding RB
Series A, 4.00%, 02/15/49	2,630	2,120,460
Series C, 5.00%, 11/15/42	2,570	2,516,281
Kansas City Industrial Development Authority, ARB, Class B, AMT, 5.00%, 03/01/54	1,280	1,181,996

		5,818,737

Nebraska — 0.9%
Central Plains Energy Project, RB, Series 1, 5.00%, 05/01/53(a)	2,090	2,060,634

New Hampshire(c) — 0.8%
New Hampshire Business Finance Authority, Refunding RB
Series B, 4.63%, 11/01/42	1,545	1,218,754
Series C, AMT, 4.88%, 11/01/42	805	623,866

		1,842,620

New Jersey — 11.4%
Casino Reinvestment Development Authority, Inc., Refunding RB
5.25%, 11/01/39	1,675	1,619,060
5.25%, 11/01/44	1,525	1,419,691
New Jersey Economic Development Authority, RB
Class A, 5.25%, 11/01/47	1,740	1,763,552
Series EEE, 5.00%, 06/15/48	5,845	5,714,043
New Jersey Economic Development Authority, Refunding ARB, AMT, 5.00%, 10/01/47	1,425	1,298,629
New Jersey Economic Development Authority, Refunding SAB, 5.75%, 04/01/31	2,240	2,003,670
New Jersey Higher Education Student Assistance Authority, Refunding RB
Series B, AMT, 4.00%, 12/01/41	1,230	1,116,747
Series C, AMT, Subordinate, 5.00%, 12/01/52	1,245	1,153,573
New Jersey Transportation Trust Fund Authority, RB, Series S, 5.00%, 06/15/46	1,225	1,189,943
New Jersey Transportation Trust Fund Authority, Refunding RB, Series A, 4.25%, 06/15/40	3,225	2,936,628
Tobacco Settlement Financing Corp., Refunding RB
Series A, 5.00%, 06/01/46	255	240,349
Series A, 5.25%, 06/01/46	270	265,423
Sub-Series B, 5.00%, 06/01/46	5,660	5,255,965

		25,977,273

New York — 16.6%
City of New York, GO, Series A-1, 4.00%, 09/01/46	800	679,845
Erie Tobacco Asset Securitization Corp., Refunding RB, Series A, 5.00%, 06/01/45	1,960	1,697,571

Security	Par (000)	Value

New York (continued)
Metropolitan Transportation Authority, Refunding RB
Series C-1, 4.75%, 11/15/45	$1,585	$1,457,757
Series C-1, 5.00%, 11/15/50	515	485,842
Series C-1, 5.25%, 11/15/55	760	747,263
New York City Housing Development Corp., RB, M/F Housing, Sustainability Bonds, 4.80%, 02/01/53	5,000	4,605,722
New York City Municipal Water Finance Authority, Refunding RB
Series BB-1, 4.00%, 06/15/45	740	647,958
Series DD, 4.13%, 06/15/46	4,410	3,866,673
Series DD, 4.13%, 06/15/47	4,535	3,951,831
New York Counties Tobacco Trust IV, Refunding RB
Series A, 5.00%, 06/01/38	1,875	1,695,603
Series A, 6.25%, 06/01/41(c)	1,800	1,799,945
New York Liberty Development Corp., Refunding RB
3.13%, 09/15/50	315	205,409
Class 1, 5.00%, 11/15/44(c)	2,260	2,016,732
Class 2, 5.38%, 11/15/40(c)	850	785,643
Series A, (BAM-TCRS), 3.00%, 11/15/51	2,370	1,525,514
New York State Dormitory Authority, Refunding RB
Series A, 4.00%, 03/15/44	1,080	933,375
Series A, 4.00%, 03/15/47	3,855	3,296,558
Series A, 4.00%, 03/15/48	640	543,543
New York State Urban Development Corp., RB, Series A, 4.00%, 03/15/49	860	720,686
New York State Urban Development Corp., Refunding RB, 4.00%, 03/15/49	990	829,452
New York Transportation Development Corp., RB
5.63%, 04/01/40(b)	470	465,075
AMT, 5.00%, 10/01/35	1,050	1,002,018
Triborough Bridge & Tunnel Authority Sales Tax Revenue, RB
Series A, 4.00%, 05/15/48	3,055	2,577,138
Series A, 5.25%, 05/15/52	400	408,138
Triborough Bridge & Tunnel Authority, RB, Series A, 5.00%, 11/15/56	825	805,950

		37,751,241

Ohio — 2.1%
Buckeye Tobacco Settlement Financing Authority, Refunding RB
Series A-2, 4.00%, 06/01/48	830	663,358
Series B-2, 5.00%, 06/01/55	3,000	2,453,105
County of Franklin Ohio, RB, Series A, 5.00%, 12/01/47	400	388,514
County of Hamilton Ohio, RB, Series CC, 5.00%, 11/15/49	530	511,536
County of Hamilton Ohio, Refunding RB, 4.00%, 08/15/50	590	476,249
Ohio Air Quality Development Authority, RB, AMT, 5.00%, 07/01/49(c)	130	103,624
State of Ohio, RB, AMT, 5.00%, 06/30/53	275	247,357

		4,843,743

Oregon — 3.2%
Port of Portland Oregon Airport Revenue, Refunding ARB, 29th Series, AMT, 5.50%, 07/01/48	7,230	7,345,399

Pennsylvania — 4.6%
Allegheny County Airport Authority, ARB
(AGM), 5.50%, 01/01/48	235	237,285
Series A, AMT, (AGM-CR), 4.00%, 01/01/56	605	465,460

3

Schedule of Investments (unaudited) (continued) October 31, 2023	BlackRock MuniVest Fund II, Inc. (MVT) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pennsylvania (continued)
Lancaster Industrial Development Authority, RB, 5.00%, 12/01/44	$1,070	$986,118
Montgomery County Higher Education and Health Authority, Refunding RB
4.00%, 09/01/51	510	398,586
5.00%, 09/01/48	345	322,763
Pennsylvania Economic Development Financing Authority, RB, AMT, 5.00%, 06/30/42	850	781,141
Pennsylvania Economic Development Financing Authority, Refunding RB, AMT, 5.50%, 11/01/44	1,035	927,531
Pennsylvania Turnpike Commission Oil Franchise Tax Revenue, Refunding RB, Series B, 4.00%, 12/01/53	1,090	868,463
Pennsylvania Turnpike Commission, RB
Series B, 5.25%, 12/01/47	3,175	3,240,134
Series A, Subordinate, (BAM-TCRS), 4.00%, 12/01/50	735	607,458
Pennsylvania Turnpike Commission, Refunding RB, Series C, 4.00%, 12/01/51	2,140	1,738,389

		10,573,328

Puerto Rico — 5.6%
Commonwealth of Puerto Rico, GO
Series A-1, Restructured, 5.63%, 07/01/29	1,435	1,465,920
Series A-1, Restructured, 5.75%, 07/01/31	1,295	1,331,255
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB
Series A-1, Restructured, 4.75%, 07/01/53	1,843	1,554,676
Series A-1, Restructured, 5.00%, 07/01/58	5,562	4,820,215
Series A-2, Restructured, 4.78%, 07/01/58	2,941	2,462,380
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB, CAB, Series A-1, Restructured, 0.00%, 07/01/46(d)	5,051	1,248,549

		12,882,995

South Carolina — 2.0%
South Carolina Jobs-Economic Development Authority, Refunding RB
4.00%, 12/01/44	1,820	1,517,787
5.00%, 11/15/47	1,350	1,188,330
Series A, 5.00%, 05/01/48	1,505	1,427,298
South Carolina Ports Authority, ARB, Series B, AMT, 4.00%, 07/01/49	650	505,757

		4,639,172

Tennessee — 2.1%
Memphis-Shelby County Airport Authority, ARB, Series A, AMT, 5.00%, 07/01/45	1,275	1,223,188
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board, Refunding RB, 5.25%, 10/01/58	715	646,285
Tennergy Corp., RB, Series A, 5.50%, 10/01/53(a)	1,640	1,645,302
Tennessee Housing Development Agency, RB, S/F Housing, Second Series, 5.00%, 01/01/53	1,285	1,279,699

		4,794,474

Texas — 15.0%
Arlington Higher Education Finance Corp., RB(c)
7.50%, 04/01/62	435	380,589
7.88%, 11/01/62	370	348,347
City of Austin Texas Airport System Revenue, ARB, Series B, AMT, 5.00%, 11/15/44	1,795	1,712,213

Security	Par (000)	Value

Texas (continued)
City of Garland Texas Electric Utility System Revenue, Refunding RB, (AGM), 4.25%, 03/01/48	$190	$162,246
City of Houston Texas Airport System Revenue, Refunding ARB, Series A, AMT, 1st Lien, Subordinate, (AGM), 5.25%, 07/01/48	4,065	3,976,225
City of Houston Texas Airport System Revenue, Refunding RB, AMT, 5.00%, 07/01/29	775	753,974
City of Houston Texas, GO, 5.25%, 03/01/42	210	219,039
City of San Antonio Texas Electric & Gas Systems Revenue, Refunding RB, Series A, 5.25%, 02/01/46	4,500	4,677,872
Clifton Higher Education Finance Corp., RB, 6.00%, 08/15/43	745	745,101
County of Harris Texas, Refunding GO, Series A, 4.25%, 09/15/48	390	337,095
Crowley Independent School District, GO, (PSF), 5.00%, 02/01/48	1,545	1,569,230
Denton Independent School District, GO, (PSF), 5.00%, 08/15/48	1,335	1,356,960
Fort Bend County Industrial Development Corp., RB, Series B, 4.75%, 11/01/42	670	586,716
Fort Worth Independent School District, GO, (PSF), 4.00%, 02/15/48	140	120,313
Hutto Independent School District, GO, (PSF), 5.00%, 08/01/48	90	91,540
Klein Independent School District, GO, (PSF), 4.00%, 08/01/47	2,315	2,042,687
New Caney Independent School District, Refunding GO, (PSF), 5.00%, 02/15/48	5,250	5,331,798
Port Authority of Houston of Harris County Texas, ARB, 1st Lien, 5.00%, 10/01/48	645	644,791
Tarrant County Cultural Education Facilities Finance Corp., RB
Series A, 4.00%, 07/01/53	620	481,033
Series A, 5.00%, 07/01/53	760	720,922
Series B, 5.00%, 07/01/48	4,545	4,369,095
Tarrant County Cultural Education Facilities Finance Corp., Refunding RB, 5.00%, 10/01/49	1,000	845,860
Texas Private Activity Bond Surface Transportation Corp., RB, AMT, 5.00%, 06/30/58	1,140	1,038,889
Texas Water Development Board, RB, 4.00%, 10/15/45	1,285	1,121,180
Waller Consolidated Independent School District, GO, Series A, (PSF), 4.00%, 02/15/48	750	641,046

		34,274,761

Utah — 2.2%
City of Salt Lake City Utah Airport Revenue, ARB
Series A, AMT, 5.00%, 07/01/48	875	827,644
Series A, AMT, 5.25%, 07/01/48	2,330	2,292,637
Series A, AMT, 5.00%, 07/01/46	1,950	1,849,696

		4,969,977

Washington — 0.6%
Port of Seattle Washington, ARB, Series A, AMT, 5.00%, 05/01/43	1,465	1,406,960

S C H E D U L E O F I N V E S T M E N T S	4

Schedule of Investments (unaudited) (continued) October 31, 2023	BlackRock MuniVest Fund II, Inc. (MVT) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Wisconsin — 0.1%
Wisconsin Housing & Economic Development Authority Home Ownership Revenue, RB, S/F Housing, Series A, (FHLMC, FNMA, GNMA), 4.85%, 09/01/43	$320	$306,811

Total Municipal Bonds — 130.0% (Cost: $318,281,634)		296,512,963

Municipal Bonds Transferred to Tender Option Bond Trusts(g)

New York — 3.6%
New York City Transitional Finance Authority Building Aid Revenue, RB, 5.25%, 05/01/48	4,240	4,364,979
New York Power Authority, Refunding RB, Series E, 5.00%, 03/15/46	3,940	3,941,878

		8,306,857

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 3.6% (Cost: $8,364,577)		8,306,857

Total Long-Term Investments — 133.6% (Cost: $326,646,211)		304,819,820

	Shares

Short-Term Securities

Money Market Funds — 28.0%
BlackRock Liquidity Funds, MuniCash, Institutional Class, 3.82%(h)(i)	63,751,090	63,751,090

Total Short-Term Securities — 28.0% (Cost: $63,750,347)		63,751,090

Total Investments — 161.6% (Cost: $390,396,558)		368,570,910

Other Assets Less Liabilities — 1.6%		3,591,759

Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (1.8)%		(4,093,202)

VMTP Shares at Liquidation Value, Net of Deferred Offering Costs — (61.4)%		(140,000,000)

Net Assets Applicable to Common Shares — 100.0%		$228,069,467

(a)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)	When-issued security.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Zero-coupon bond.
(e)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(f)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(g)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing.
(h)	Affiliate of the Fund.
(i)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended October 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/23	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/23	Shares Held at 10/31/23	Income	Capital Gain Distributions from Underlying Funds

BlackRock Liquidity Funds, MuniCash, Institutional Class	$17,478,788	$46,273,193	(a)	$—	$(890)	$(1)	$63,751,090	63,751,090	$181,261	$—

(a)	Represents net amount purchased (sold).

5

Schedule of Investments (unaudited) (continued) October 31, 2023	BlackRock MuniVest Fund II, Inc. (MVT)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Municipal Bonds	$—	$296,512,963	$—	$296,512,963
Municipal Bonds Transferred to Tender Option Bond Trusts	—	8,306,857	—	8,306,857
Short-Term Securities
Money Market Funds	63,751,090	—	—	63,751,090

	$63,751,090	$304,819,820	$—	$368,570,910

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the fair value hierarchy as follows:

	Level 1	Level 2	Level 3	Total

Liabilities
TOB Trust Certificates	$—	$(4,090,000)	$—	$(4,090,000)
VMTP Shares at Liquidation Value	—	(140,000,000)	—	(140,000,000)

	$—	$(144,090,000)	$—	$(144,090,000)

Portfolio Abbreviation

AGC	Assured Guaranty Corp.

AGM	Assured Guaranty Municipal Corp.

AGM-CR	AGM Insured Custodial Receipt

AMT	Alternative Minimum Tax

ARB	Airport Revenue Bonds

BAM-TCRS	Build America Mutual Assurance Co.- Transferable Custodial Receipts

CAB	Capital Appreciation Bonds

CR	Custodian Receipt

FHLMC	Federal Home Loan Mortgage Corp.

FNMA	Federal National Mortgage Association

Portfolio Abbreviation (continued)

GNMA	Government National Mortgage Association

GO	General Obligation Bonds

M/F	Multi-Family

PSF	Permanent School Fund

RB	Revenue Bond

S/F	Single-Family

SAB	Special Assessment Bonds

S C H E D U L E O F I N V E S T M E N T S	6